K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

March 17, 2017

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Beacon Institutional Funds Trust
Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the American Beacon Institutional Funds Trust (the “Trust”) is an initial registration statement on Form N-1A (the “Registration Statement”), including exhibits thereto. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

Concurrently with this filing, the Trust has transmitted for filing with the Securities and Exchange Commission the Trust’s Notification of Registration on Form N-8A under the 1940 Act.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.